CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 2,417	$ 3,003	$ 435
Unrealized gains on available for sale securities
Unrealized holding (losses) gains on available for sale securities	2,018	(58)	3,791
Less: reclassification adjustment for gains recognized in net income	(321)	(579)	(188)
Plus: credit portion of OTTI losses recognized in net income	98	325	151
Plus: noncredit portion of OTTI (losses) gains on available for sale securities	(1,142)	1,026	(440)
Net unrealized holding gains on available for sale securities	653	714	3,314
Net unrealized loss on interest-rate swap derivative	(220)	(85)	0
Other comprehensive income	433	629	3,314
Comprehensive income	$ 2,850	$ 3,632	$ 3,749